Schedule of Investments (unaudited)	iShares® International Equity Factor ETF
April 30, 2022	(Formerly iShares® MSCI Intl Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 10.4%
Aurizon Holdings Ltd.	929,981	$2,626,374
BlueScope Steel Ltd.	249,626	3,548,582
Brambles Ltd.	714,118	5,273,273
Dexus	532,843	4,166,070
Endeavour Group Ltd./Australia	674,858	3,694,210
Evolution Mining Ltd.	846,205	2,394,423
Fortescue Metals Group Ltd.	844,129	12,757,380
GPT Group (The)	949,186	3,374,246
Medibank Pvt Ltd.	1,384,778	3,111,794
Rio Tinto Ltd.	184,825	14,620,375
Rio Tinto PLC	269,482	19,040,559
Sonic Healthcare Ltd.	226,669	5,854,001
South32 Ltd.	1,279,614	4,261,545
Treasury Wine Estates Ltd.	360,986	2,856,006
		87,578,838
Belgium — 1.9%
Etablissements Franz Colruyt NV	26,901	987,827
Groupe Bruxelles Lambert SA	47,295	4,462,777
Proximus SADP	75,023	1,311,275
Sofina SA	7,749	2,374,736
UCB SA	63,076	7,170,015
		16,306,630
Canada — 14.5%
Canadian Apartment Properties REIT	41,959	1,643,542
Canadian Tire Corp. Ltd., Class A, NVS	28,740	3,958,699
CGI Inc.(a)	109,528	8,733,934
Constellation Software Inc.	10,052	15,820,525
Empire Co. Ltd., Class A, NVS	83,841	2,769,138
Fairfax Financial Holdings Ltd.	12,929	7,104,031
Hydro One Ltd.(b)	164,793	4,455,113
iA Financial Corp. Inc.	53,991	2,823,007
IGM Financial Inc.	41,494	1,314,927
Kinross Gold Corp.	632,974	3,197,759
Loblaw Companies Ltd.	84,213	7,703,164
Magna International Inc.	142,661	8,597,528
Manulife Financial Corp.	584,400	11,427,337
Nuvei Corp.(a)(b)	28,803	1,610,717
Open Text Corp.	135,604	5,430,916
RioCan REIT	78,922	1,474,431
TFI International Inc.	41,470	3,335,936
Thomson Reuters Corp.	86,791	8,677,411
Toromont Industries Ltd.	41,399	3,644,427
Tourmaline Oil Corp.	154,316	7,947,337
West Fraser Timber Co. Ltd.	47,804	4,201,572
WSP Global Inc.	58,507	6,823,274
		122,694,725
Denmark — 2.5%
AP Moller - Maersk A/S, Class A	1,571	4,446,933
AP Moller - Maersk A/S, Class B, NVS	2,896	8,381,679
Coloplast A/S, Class B	15,294	2,060,540
Novo Nordisk A/S, Class B	8,457	966,011
Pandora A/S	49,946	4,385,578
Rockwool A/S, Class B	4,152	1,161,232
		21,401,973
Finland — 0.3%
Orion Oyj, Class B	53,583	2,101,660
Security	Shares	Value

France — 8.4%
ArcelorMittal SA	335,206	$9,773,834
BioMerieux	20,800	1,980,198
Bouygues SA	114,544	3,938,395
Carrefour SA	314,264	6,664,774
Cie. de Saint-Gobain	252,621	14,737,444
Cie. Generale des Etablissements Michelin SCA	32,333	4,004,763
Ipsen SA	19,054	1,975,210
La Francaise des Jeux SAEM(b)	48,469	1,809,879
Orange SA	996,163	11,859,715
Societe Generale SA	404,274	9,716,338
Vivendi SE	387,679	4,452,716
		70,913,266
Germany — 3.8%
Brenntag SE	77,586	5,986,805
Daimler Truck Holding AG(a)	115,812	3,114,732
GEA Group AG	47,651	1,854,884
HelloFresh SE(a)	76,916	3,242,333
Mercedes-Benz Group AG	230,816	16,111,226
Telefonica Deutschland Holding AG	516,640	1,553,810
		31,863,790
Hong Kong — 4.6%
Chow Tai Fook Jewellery Group Ltd.	1,018,000	1,706,903
CK Asset Holdings Ltd.	998,500	6,768,970
Hang Lung Properties Ltd.(c)	1,002,000	1,916,395
Henderson Land Development Co. Ltd.	729,000	2,948,088
HKT Trust & HKT Ltd., Class SS	1,908,000	2,737,872
Power Assets Holdings Ltd.	693,500	4,670,763
Sino Land Co. Ltd.	1,662,000	2,196,802
SITC International Holdings Co. Ltd.	670,000	2,227,394
Sun Hung Kai Properties Ltd.	653,500	7,526,414
Swire Properties Ltd.	580,400	1,390,962
WH Group Ltd.(b)	4,171,000	2,880,489
Xinyi Glass Holdings Ltd.(c)	919,000	2,033,574
		39,004,626
Italy — 0.4%
DiaSorin SpA	12,486	1,635,563
Telecom Italia SpA/Milano	5,039,543	1,471,651
		3,107,214
Japan — 23.9%
AGC Inc.	95,700	3,587,736
Aisin Corp.	74,200	2,155,551
Azbil Corp.	61,200	1,858,159
Benefit One Inc.	39,500	598,916
Brother Industries Ltd.	117,000	2,033,411
Canon Inc.	499,500	11,493,069
Chiba Bank Ltd/The	268,600	1,548,019
Chubu Electric Power Co. Inc.	323,200	3,262,725
Concordia Financial Group Ltd.	539,700	1,964,025
Cosmos Pharmaceutical Corp.	10,200	940,313
Dai Nippon Printing Co. Ltd.	111,500	2,330,131
Daito Trust Construction Co. Ltd.	32,900	3,168,659
ENEOS Holdings Inc.	1,447,700	5,093,895
FUJIFILM Holdings Corp.	179,900	9,889,326
Fujitsu Ltd.	98,000	14,812,618
Hino Motors Ltd.	140,900	727,324
Hirose Electric Co. Ltd.	16,400	2,080,732
Hitachi Ltd.	107,400	5,093,601
Iida Group Holdings Co. Ltd.	72,700	1,156,267
Inpex Corp.	511,100	6,081,152

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2022	(Formerly iShares® MSCI Intl Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Isuzu Motors Ltd.	36,500	$425,801
Kajima Corp.	226,000	2,518,653
Kakaku.com Inc.	66,500	1,392,630
Kurita Water Industries Ltd.	49,200	1,678,522
Kyowa Kirin Co. Ltd.	135,600	2,858,010
Marubeni Corp.	779,200	8,505,447
Medipal Holdings Corp.	90,900	1,496,977
MEIJI Holdings Co. Ltd.	61,400	3,060,599
Mitsubishi HC Capital Inc.	327,300	1,472,677
NEC Corp.	122,600	4,756,373
NGK Insulators Ltd.	127,600	1,716,427
Nippon Express Holdings Inc.	38,300	2,245,558
Nippon Telegraph & Telephone Corp.	642,800	18,942,891
Nippon Yusen KK	80,800	5,829,234
Obayashi Corp.	327,600	2,252,950
ORIX Corp.	609,900	11,123,942
Otsuka Holdings Co. Ltd.	194,600	6,539,029
Pola Orbis Holdings Inc.	44,600	514,199
Ricoh Co. Ltd.	336,900	2,460,012
Rinnai Corp.	18,200	1,163,333
Rohm Co. Ltd.	44,400	3,101,822
SCSK Corp.	79,100	1,257,557
Seiko Epson Corp.	139,700	1,968,027
Sekisui Chemical Co. Ltd.	189,400	2,564,691
Shimizu Corp.	273,500	1,434,134
Shizuoka Bank Ltd/The	225,300	1,457,707
Stanley Electric Co. Ltd.	64,400	1,110,456
Sumitomo Electric Industries Ltd.	377,000	4,053,061
Sumitomo Pharma Co., Ltd.	88,200	785,651
T&D Holdings Inc.	266,200	3,420,786
Taisei Corp.	95,800	2,595,030
Taisho Pharmaceutical Holdings Co. Ltd.	19,600	772,003
TIS Inc.	111,000	2,492,988
Tokyo Electric Power Co. Holdings Inc.(a)	770,900	2,660,959
Tokyo Gas Co. Ltd.	188,400	3,608,699
Toppan Inc.	132,100	2,183,569
Tosoh Corp.	128,700	1,777,156
Toyo Suisan Kaisha Ltd.	43,700	1,349,297
Yamaha Motor Co. Ltd.	149,800	3,092,724
		202,515,210
Netherlands — 8.6%
Aegon NV	893,708	4,633,590
ASM International NV	23,452	7,047,141
IMCD NV	28,497	4,537,361
Koninklijke Ahold Delhaize NV	522,151	15,401,347
Koninklijke KPN NV	1,678,080	5,790,370
Koninklijke Philips NV	458,410	11,978,766
NN Group NV	135,558	6,639,845
Randstad NV	59,240	3,132,560
Wolters Kluwer NV	133,726	13,504,018
		72,664,998
Norway — 0.7%
Norsk Hydro ASA	671,509	5,639,010

Singapore — 4.1%
Mapletree Commercial Trust	1,098,700	1,477,665
Oversea-Chinese Banking Corp. Ltd.	1,690,700	15,011,022
Singapore Exchange Ltd.	401,300	2,823,683
STMicroelectronics NV	262,056	9,682,226
UOL Group Ltd.(c)	237,200	1,246,375
Security	Shares	Value

Singapore (continued)
Venture Corp. Ltd.	136,900	$1,680,574
Wilmar International Ltd.	966,200	3,079,948
		35,001,493
Spain — 2.0%
Enagas SA	84,513	1,827,398
Red Electrica Corp. SA	205,097	4,129,474
Repsol SA	734,943	10,963,790
		16,920,662
Sweden — 3.8%
Electrolux AB, Class B	113,221	1,726,666
Getinge AB, Class B	113,309	3,277,779
Husqvarna AB, Class B	210,791	2,014,973
Industrivarden AB, Class A	56,242	1,441,063
Investor AB, Class B	890,032	17,126,797
Kinnevik AB, Class B(a)	121,701	2,381,986
Securitas AB, Class B	103,291	1,219,536
SKF AB, Class B	192,105	3,137,590
		32,326,390
Switzerland — 3.7%
Adecco Group AG, Registered	5,907	227,950
Bachem Holding AG, Class B, Registered	3,071	1,340,024
Kuehne + Nagel International AG, Registered	27,069	7,572,451
Logitech International SA, Registered	86,307	5,616,739
Swatch Group AG (The), Bearer	14,489	3,718,497
Swatch Group AG (The), Registered	26,963	1,330,197
Swisscom AG, Registered	12,976	7,672,719
VAT Group AG(b)	13,486	4,171,374
		31,649,951
United Kingdom — 4.6%
abrdn plc	1,095,889	2,573,287
Aviva PLC	134,921	723,868
CK Hutchison Holdings Ltd.	1,343,500	9,428,585
Ferguson PLC	29,369	3,684,317
Hikma Pharmaceuticals PLC	86,869	2,040,589
J Sainsbury PLC	877,836	2,561,309
Kingfisher PLC	1,045,013	3,295,522
Pearson PLC	379,890	3,688,658
Persimmon PLC	159,434	4,152,342
Sage Group PLC/The	530,793	4,870,869
Schroders PLC	62,523	2,207,076
		39,226,422
Total Common Stocks — 98.2%
(Cost: $822,803,139)		830,916,858

Preferred Stocks

Germany — 0.9%
Fuchs Petrolub SE, Preference Shares, NVS	34,293	1,081,644
Porsche Automobil Holding SE, Preference Shares, NVS	76,772	6,332,146
		7,413,790
Total Preferred Stocks — 0.9%
(Cost: $7,675,281)		7,413,790

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.38%(d)(e)(f)	668,732	668,732

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2022	(Formerly iShares® MSCI Intl Multifactor ETF)
(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.34%(d)(e)	250,000	$250,000
		918,732
Total Short-Term Investments — 0.1%
(Cost: $918,607)		918,732

Total Investments in Securities — 99.2%
(Cost: $831,397,027)		839,249,380

Other Assets, Less Liabilities — 0.8%		6,544,644

Net Assets — 100.0%		$845,794,024

(a)	Non-income producing security.
(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/22	Shares Held at 04/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$45,025	$624,142	(a)	$—		$(564)	$129	$668,732	668,732	$169,670	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	—		(50,000	)(a)	—	—	250,000	250,000	59		—
						$(564)	$129	$918,732		$169,729		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	11	06/09/22	$1,606	$(2,584)
SPI 200 Index	13	06/16/22	1,681	18,437
Euro Stoxx 50 Index	59	06/17/22	2,296	(55,211)
FTSE 100 Index	17	06/17/22	1,587	6,840
				$(32,518)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® International Equity Factor ETF
April 30, 2022	(Formerly iShares® MSCI Intl Multifactor ETF)

Fair Value Measurements (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$130,103,360	$700,813,498	$—	$830,916,858
Preferred Stocks	—	7,413,790	—	7,413,790
Money Market Funds	918,732	—	—	918,732
	$131,022,092	$708,227,288	$—	$839,249,380
Derivative financial instruments(a)
Assets
Futures Contracts	$—	$25,277	$—	$25,277
Liabilities
Futures Contracts	—	(57,795)	—	(57,795)
	$—	$(32,518)	$—	$(32,518)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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